Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 9, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Dimensions
Filing Pursuant to Rule 497(j) for
File No. 333-176657; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus Supplement, Prospectus and Statement of Additional Information being used in connection with the offering of “Protective Dimensions”, a variable deferred annuity contract, otherwise required to be filed under Rule 497(c), does not differ from the Prospectus Supplement included in, or the Prospectus and Statement of Additional Information incorporated by reference in, Post-Effective Amendment No. 11  for Protective Variable Annuity Separate Account as filed with the Commission on August 25, 2014 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy